Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before income tax	$ (760,586)	$ (94,846,338)
Adjustments for:
- Prepaid forward purchase agreement written-off	969
- Write-back of deferred underwriting fees payable	(153,125)
- Depreciation of property, plant and equipment	1,602,096	1,501,809
- Amortisation of intangible assets	1,118,678	853,030
- Interest income	(7)	(18,308)
- Interest expense	350,145	388,717
- Loss on disposal of property, plant and equipment		12,852
- Listing expense		93,067,324
- Foreign exchange adjustment	89,978	256,558
Total Adjustments	2,248,148	1,215,644
Changes in operating assets and liabilties :
- Trade and other receivables	(190,416)	(210,649)
- Inventories	(376,010)	156,967
- Trade and other payables	(2,193,309)	1,368,648
- Prepaid forward purchase agreement		(969)
- Deferred underwriting fees payable	(2,600,000)	2,753,125
Net cash (used in)/generated from operating activities	(3,111,587)	5,282,766
Cash flows from investing activities
Purchase of property, plant and equipment	(304,755)	(651,044)
Proceeds from disposal of property, plant and equipment		2,130
Additions to intangible assets	(1,714,524)	(1,388,583)
Interest received	7	18,308
Net cash used in investing activities	(2,019,272)	(2,019,189)
Changes from financing cash flows:
Proceeds from bank borrowings		3,596,071
Repayment of bank borrowings	(1,380,703)	(3,775,481)
Shares issuance	7,500,000	754,448
Share issuance expense	(174,387)
Settlement of Promissory Note		(3,150,000)
Repayments of lease liabilities	(195,785)	(185,536)
Interest paid	(350,145)	(388,717)
Net cash provided by/(used in) financing activities	5,398,980	(3,149,215)
Net increase in cash and bank balances	268,121	114,362
Cash and cash equivalents
Beginning of the financial year	366,761	252,399
End of the financial year	634,882	366,761
Beginning balance	7,945,285	8,055,976
Changes from financing cash flows:
Repayment of bank loans	(1,380,703)	(3,775,481)
Principal element of lease payments	(195,785)	(185,536)
Borrowing cost paid	(350,145)	(388,717)
Total change from financing cash flows	(1,926,633)	(753,663)
Other changes:
Exchange adjustments	(175,118)	246,025
Lease modification		8,230
Interest expenses	350,145	388,717
Total other changes	448,486	642,972
New leases	273,459
Ending balance	6,467,138	7,945,285
Lease liabilities [member]
Adjustments for:
- Interest expense	53,725	55,934
Changes from financing cash flows:
Proceeds from bank borrowings
Cash and cash equivalents
Beginning balance	2,166,806	2,257,335
Changes from financing cash flows:
Repayment of bank loans
Principal element of lease payments	(195,785)	(185,536)
Borrowing cost paid	(53,725)	(55,934)
Total change from financing cash flows	(249,510)	(241,470)
Other changes:
Exchange adjustments	(96,524)	86,777
Lease modification		8,230
Interest expenses	53,725	55,934
Total other changes	230,660	150,941
New leases	273,459
Ending balance	2,147,956	2,166,806
Long-term borrowings [member]
Changes from financing cash flows:
Proceeds from bank borrowings		3,596,071
Cash and cash equivalents
Beginning balance	5,778,479	5,798,641
Changes from financing cash flows:
Repayment of bank loans	(1,380,703)	(3,775,481)
Principal element of lease payments
Borrowing cost paid	(296,420)	(332,783)
Total change from financing cash flows	(1,677,123)	(512,193)
Other changes:
Exchange adjustments	(78,594)	159,248
Lease modification
Interest expenses	296,420	332,783
Total other changes	217,826	492,031
New leases
Ending balance	$ 4,319,182	$ 5,778,479